Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Rebates receivable	$ 33,708	$ 27,955
Other	566	246
Total other receivables	$ 34,274	$ 28,201